Share-Based Compensation (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Unrecognized compensation costs		¥ 94,474
Compensation expense	¥ 103,449	¥ 142,381	¥ 196,547
2015 Plan [Member]
Share-Based Compensation
Unrecognized compensation expense, recognition period		1 year 7 months 6 days
Restricted Stock Units (RSUs) [Member] | 2015 Plan [Member]
Share-Based Compensation
Granted	5,407,413
Restricted Stock Units (RSUs) [Member] | 2022 Plan [Member]
Share-Based Compensation
Granted	5,407,413
Restricted Stock Units (RSUs) [Member] | Minimum | 2015 Plan [Member]
Share-Based Compensation
Vesting period	1 year
Restricted Stock Units (RSUs) [Member] | Minimum | 2022 Plan [Member] | Scenario immediate vesting after grant date
Share-Based Compensation
Vesting period	3 months
Restricted Stock Units (RSUs) [Member] | Maximum | 2015 Plan [Member]
Share-Based Compensation
Vesting period	4 years
Restricted Stock Units (RSUs) [Member] | Maximum | 2022 Plan [Member] | Scenario immediate vesting after grant date
Share-Based Compensation
Vesting period	4 years
Management and employees | Restricted Stock Units (RSUs) [Member] | 2022 Plan [Member]
Share-Based Compensation
Granted	7,099,416